Consolidated Statements of Cash Flows (Unaudited) (USD $) In Thousands	3 Months Ended
	Mar. 31, 2011	Mar. 31, 2010
Operating activities:
Net income (loss)	$ 38,934	$ (2,762)
Items not affecting cash:
Depreciation and amortization	49,148	45,319
Deferred income taxes	20,470	(1,485)
Excess tax benefit from share-based compensation	(2,998)	(94)
Non-cash compensation expense	3,131	2,634
Provision for bad debt expense	470	150
Other	855	794
Changes in operating assets and liabilities:
Accounts receivable	(45,255)	(34,289)
Inventory	(826)	3,391
Prepaid expenses and other current assets	(2,208)	2,835
Accounts payable	(5,876)	741
Accrued liabilities and other	11,031	21,659
Net cash provided by operating activities	66,876	38,893
Investing activities:
Additions to property, plant and equipment	(55,721)	(11,343)
Proceeds from disposal of capital assets	649	518
Other	119
Net cash used in investing activities	(54,953)	(10,825)
Financing activities:
Repayments of long-term debt		(37)
Repayments of notes payable		(1,069)
Proceeds from issuances of common stock	8,462	696
Purchase of treasury shares	(5,515)	(1,383)
Excess tax benefit from share-based compensation	2,998	94
Net cash provided by (used in) financing activities	5,945	(1,699)
Effect of exchange rate changes on cash	591	122
Change in cash and cash equivalents	18,459	26,491
Cash and cash equivalents, beginning of period	119,135	71,770
Cash and cash equivalents, end of period	137,594	98,261
Supplemental cash flow information:
Cash paid for interest, net of interest capitalized	542	1,384
Cash paid (refund received) for income taxes	1,313	(660)
Significant non-cash investing activities:
Non-cash capital expenditures	$ 14,546